INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30,	December 31,
	2026	2025
	Unaudited	Audited

Raw materials, parts and supplies	$17,138	$16,214
Work in progress and assembled raw materials	14,371	11,894
Finished products	33,981	17,322

	$65,490	$45,430